Share-based Compensation - Summary of Changes in Restricted Share Units (Details) - Equity Settled Plan - Restricted Share Units - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	9,370,685	8,629,716
Granted	4,082,665	5,555,322
Forfeited	(361,154)	(921,922)
Exercised	(6,237,173)	(3,892,431)
Ending balance	6,855,023	9,370,685